UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA PARTNERS LLC
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Address:   767 Fifth Avenue, 8th Floor
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           New York, New York 10153
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           --------------------------------------------------

Form 13F File Number:     028-10328
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Penner
           --------------------------------------------------
Title:     General Counsel
           --------------------------------------------------
Phone:     212 455-0900
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Charles Penner            New York, New York         May 15, 2009
------------------------   ------------------------------  ------------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        48
                                               -------------

Form 13F Information Table Value Total:        $662,579
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                  FORM 13F INFORMATION TABLE
           COLUMN 1            COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7     COLUMN 8
                               TITLE OF                   VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP     (x$1000)    PRN AMT PRN   CALL  DISCRETION  MANAGERS     SOLE   SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN ITALIAN PASTA CO      CL A          027070101     3,655     105,000 SH                SOLE               105,000
AMKOR TECHNOLOGY INC           COM           031652100     2,722   1,012,000 SH                SOLE             1,012,000
AMKOR TECHNOLOGY INC           NOTE 2.500%
                               5/1           031652AX8     1,586   2,053,000 PRN               SOLE
ARCADIA RES INC                COM           039209101     7,084      25,310 SH                SOLE                25,310
ARCH CAP GROUP LTD             ORD           G0450A105    19,970     370,784 SH                SOLE               370,784
CACI INTL INC                  CL A          127190304     2,372      65,000 SH                SOLE                65,000
CADENCE DESIGN SYSTEM INC      NOTE
                               1.500%12/1    127387AF5     3,493   5,949,000 PRN               SOLE
CHUBB CORP                     COM           171232101    45,140   1,066,625 SH                SOLE             1,066,625
COLEMAN CABLE INC              COM           193459302     4,468   2,319,687 SH                SOLE             2,319,687
COMTECH TELECOMMUNICATIONS C   COM NEW       205826209     5,821     235,000 SH                SOLE               235,000
INC
CONVERGYS CORP                 COM           212485106   137,647  17,035,512 SH                SOLE            17,035,512
COPART INC                     COM           217204106    17,941     604,897 SH                SOLE               604,897
COREL CORP NEW                 COM           21869X103     3,750   2,094,732 SH                SOLE             2,094,732
DELL INC                       COM           24702R101    12,296   1,297,000 SH                SOLE             1,297,000
DELL INC                       COM           24702R101     4,740     500,000 SH    CALL        SOLE
DIODES INC                     NOTE
                               2.250%10/0    254543AA9    10,064  13,022,000 PRN               SOLE
DOW CHEM CO                    COM           260543103     4,215     500,000 SH     PUT        SOLE
EATON VANCE TXMGD GL BUYWR O   COM           27829C105     2,357     249,684 SH                SOLE               249,684
EPICOR SOFTWARE CORP           NOTE 2.375%
                               5/1           29426LAA6     9,225  16,800,000 PRN               SOLE
EQUINIX INC                    COM NEW       29444U502       505       9,000 SH                SOLE                 9,000
EV3 INC                        COM           26928A200     3,199     450,586 SH                SOLE               450,586
GENERAL MTRS CORP              COM           370442105       194     100,000 SH    CALL        SOLE
GRAPHIC PACKAGING HLDG CO      COM           388689101     1,217   1,398,623 SH                SOLE             1,398,623
GSC ACQUISITION COMPANY        *W EXP
                               06/25/201     40053G114     4,825     500,000 SH                SOLE               500,000
HEALTH NET INC                 COM           42222G108    66,899   4,620,104 SH                SOLE             4,620,104
HILLTOP HOLDINGS INC           COM           432748101     6,533     573,100 SH                SOLE               573,100
HUMANA INC                     COM           444859102    15,804     606,000 SH                SOLE               606,000
INGERSOLL-RAND COMPANY LTD     CL A          G4776G101    20,452   1,482,000 SH    CALL        SOLE
LAWSON SOFTWARE INC NEW        NOTE 2.500%
                               4/1           52078PAA0     3,190   4,000,000 PRN               SOLE
LIBERTY ACQUISITION HLDGS CO   COM           53015Y107    12,467   1,419,900 SH                SOLE             1,419,900
MANTECH INTL CORP              CL A          564563104     1,886      45,000 SH                SOLE                45,000
MAXIMUS INC                    COM           577933104     3,787      95,000 SH                SOLE                95,000
MEDAREX INC                    COM           583916101    10,843   2,113,693 SH                SOLE             2,113,693
MEDAREX INC                    NOTE 2.250%
                               5/1           583916AG6     2,253   3,000,000 PRN               SOLE
MENTOR GRAPHICS CORP           SDCV 6.250%
                               3/0           587200AF3     4,055   6,000,000 PRN               SOLE
MF GLOBAL LTD                  SHS           G60642108    26,323   6,222,938 SH                SOLE             6,222,938
NASDAQ PREM INCM & GRW FD IN   COM           63110R105     2,369     243,388 SH                SOLE               243,388
PRG-SCHULTZ INTERNATIONAL IN   COM NEW       69357C503     6,565   2,311,669 SH                SOLE             2,311,669
RALCORP HLDGS INC NEW          COM           751028101    13,028     241,800 SH                SOLE               241,800
REGIONAL BK HOLDRS TR          DEPOSITRY
                               RCPT          75902E100     2,975      59,880 SH                SOLE                59,880
SPDR SERIES TRUST              KBW REGN BK
                               ETF           78464A698     6,318     328,730 SH                SOLE               328,730
TELETECH HOLDINGS INC          COM           879939106     1,283     117,800 SH                SOLE               117,800
TEREX CORP NEW                 COM           880779103     7,734     836,112 SH                SOLE               836,112
TYCO INTL LTD BERMUDA          SHS           G9143X208    38,806   1,983,951 SH                SOLE             1,983,951
ULURU INC                      COM           90403T100     1,470   9,409,410 SH                SOLE             9,409,410
VALEANT PHARMACEUTICALS INTL   COM           91911X104     1,334      75,000 SH                SOLE                75,000
VERIFONE HLDGS INC             NOTE 1.375%
                               6/1           92342YAB5     1,458   2,650,000 PRN               SOLE
WYETH                          COM           983024100    96,261   2,236,543 SH                SOLE             2,236,543

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